EATON VANCE EMERGING MARKETS LOCAL INCOME FUND EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND EATON VANCE INTERNATIONAL INCOME FUND Supplement to Prospectus dated March 1, 2009

1. The following replaces the second, third and fourth paragraphs under “Fund Summaries”:

Eaton Vance Emerging Markets Local Income Fund. The Fund invests at least 80% of total net assets in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereigns, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries. Emerging market countries are defined to include any country which did not accede to (i.e. did not become a member of) the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey. The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt, mortgage-backed securities (“MBS”), corporate debt, other fixed-income securities (including taxable municipal securities) and commodities-related investments. Beginning December 14, 2009, the Fund may borrow under the Term Asset-Backed Loan Facility (“TALF”) program (and any other similar non-recourse loan program). The Fund has significant exposure to foreign currencies and duration.

Eaton Vance Global Macro Absolute Return Fund. The Fund seeks its objective through exposure to currencies, and foreign and domestic interest rates and issuers. Such exposure may be achieved by investing in securities or other instruments or through derivative transactions. The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt, MBS, corporate debt, other fixed-income securities (including taxable municipal securities) and commodities-related investments. Beginning December 14, 2009, the Fund may borrow under the TALF program (and any other similar non-recourse loan program). The Fund invests principally (over 50% of net assets) in high grade investments and may invest the remainder of its assets in lower-rated investments.

Eaton Vance International Income Fund. The Fund invests principally (over 50% of net assets) in (i) securities denominated in foreign currencies, (ii) fixed income instruments issued by foreign entities or sovereigns, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, foreign countries. The Fund is benchmarked against the JP Morgan Government Bond Index-Global, ex U.S. This benchmark currently consists of 100% foreign denominated securities. The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt, MBS, corporate debt, other fixed-income securities (including taxable municipal securities) and commodities-related investments. Beginning December 14, 2009, the Fund may borrow under the TALF program (and any other similar non-recourse loan program). The Fund may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank. The Fund has significant exposure to foreign currencies and duration.

2. The following is added to “Principal Risk Factors” under “Fund Summary”:

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject a Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of a Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument.

Participation in the TALF program may expose a Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing.

3. The following is added as the first paragraph under “Overview of the Portfolios” under “Investment Objectives & Principal Policies and Risks”:

The investment objective of each Portfolio is total return. Each Portfolio seeks its objective by investing in foreign and domestic securities and other instruments, including sovereign debt, mortgage-backed securities, corporate debt, other fixed-income securities and commodities-related investments. Each Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Beginning December 14, 2009, each Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York ("New York Fed"), provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment.

4. The following replaces “Repurchase Agreements” in “Investment Objectives & Principal Policies and Risks”:

A Fund or Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell it at a specified date and price). In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. Except as stated in the next sentence, the terms of a repurchase agreement will provide that the value of the collateral received by the Fund or Portfolio underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Fund is less than the repurchase price, subject to the requirements of the Investment Company Act of 1940, as amended. In such a case, the Fund or Portfolio will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement.

5.The following are added to “Characteristics and Risks of Investments” under “Investment Objectives & Principal Policies and Risks”:

Commodities-Related Investments. Commodities-related investments may be used to hedge a position in a commodity producing country or for non-hedging purposes, such as to gain exposure to a particular type of commodity or commodity market. Commodities related investments include (but are not limited to commodities contracts, commodity futures or options thereon (investments in contracts for the future purchase or sale of commodities); commodity exchange-traded funds (exchange-traded funds that track the price of a single commodity, such as gold or oil, or a basket of commodities); total return swaps based on a commodity index (permitting one party to receive/pay the total return on a commodity index against payment/receipt of an agreed upon spread/interest rate); commodity-linked notes (providing a return based on a formula referenced to a commodity index); commodity exchange-traded notes (non-interest paying debt instruments whose price fluctuates (by contractual commitment) with an underlying commodities index); sovereign issued oil warrants (a sovereign obligation the coupon on which is contingent on the price of oil); and any other commodities related investment permitted by law.

To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, 90% of each Fund’s income must be from certain qualified sources. Direct investment in many commodities investments generates income that is not from a qualified source for purposes of meeting this 90% test. Absent a revenue ruling or other guidance from the Internal Revenue Service (“IRS”), each Fund intends to seek a private letter ruling from the IRS that income (i) from commodity-linked notes or (ii) earned by a Fund (or allocated to a Fund from a Portfolio) from the ownership of one or more offshore subsidiaries that hold commodities or commodities-related investments is income from a qualified source for purposes of the 90% test. If the requested ruling is received, each Fund and each Portfolio may then establish one or more wholly-owned offshore subsidiaries (expected to be organized in the Cayman Islands) through which it may conduct a significant portion of its commodities investing activities. All income or net capital gain allocated to a Fund from such a subsidiary would be treated as ordinary income to the Fund. The subsidiary would be advised by EVM, or an affiliate thereof, and would be managed in a manner consistent with the investment objective of the Fund or Portfolio.

To the extent each Fund conducts its commodities-related investing through an offshore subsidiary, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be effected by developments in that jurisdiction.

Participation in the TALF Program. Beginning December 14, 2009, each Fund and Portfolio may participate in the TALF program. The TALF is a loan facility administered by the New York Fed in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), which include those backed by student loans, autos (loan, lease, motorcycle and auto dealer floor plan), credit cards (consumer and business), equipment loans, insurance premium finance loans, small business loans and CMBS, with potential expansion to include private-label residential mortgage-backed securities, collateralized loan and debt obligations and other types of assets deemed appropriate by the New York Fed.

TALF-eligible securities currently consist of U.S. dollar-denominated cash, ABS, qualifying CMBS issued after January 1, 2009 ("New Issuance CMBS") and qualifying CMBS issued before January 1, 2009 ("Legacy CMBS"). ABS and CMBS must conform to several criteria issued by the Federal Reserve Board to be eligible under the TALF program. In order for New Issuance CMBS and Legacy CMBS to qualify for TALF financing, the underlying mortgage loans must also meet certain criteria.

Under TALF, the New York Fed provides non-recourse funding to eligible borrowers through one or more loans (TALF loans) via primary dealers or a group of authorized banks ("Primary Dealers") as agents. Those Primary Dealers facilitate the lending of money to eligible borrowers (pursuant to a Master Loan and Security Agreement ("MLSA")), including U.S. organized pooled investment vehicles, such as hedge funds, private equity funds and registered investment companies. The loan process for ABS and New

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Issuance CMBS entails a borrower purchasing the securities and paying up-front a “haircut” amount (in general currently ranging from 5% to 16%) plus an administration fee (in general currently ten basis points for ABS and 20 basis points for CMBS) in exchange for the Primary Dealer depositing the security into an account held at The Bank of New York Mellon, with the balance of the payment coming from the New York Fed. In the case of Legacy CMBS, the loan process entails a borrower purchasing the CMBS for settlement during the eligible period for TALF subscriptions. Thereafter, the borrower submits a request for a TALF loan through the Primary Dealer on the declared subscription date. The New York Fed reviews all Legacy CMBS requests for acceptance or rejection.

The terms and conditions of each Fund’s participation in the TALF program will be governed by the TALF Standing Loan Facility Procedures and the MLSA. The MLSA will also include representations, warranties and covenants of the Fund and the Primary Dealer. Each Fund will also be required to enter into Customer Agreements with its Primary Dealers that will contain additional representations, warranties, covenants and indemnities for the benefit of such Primary Dealer.

The TALF program is currently scheduled to terminate on March 31, 2010 for ABS and Legacy CMBS and on June 30, 2010 for New Issuance CMBS.

A borrowing by a Fund under the TALF Program is subject to similar risks associated with borrowings from banks as described in this prospectus. However, pursuant to a recent no-action letter issued by the Staff of the United States Securities and Exchange Commission, in lieu of complying with the 300% asset coverage requirements of Section 18 of the Investment Company Act of 1940, as amended, the Fund need only segregate, on its books or the books of its custodian, liquid assets in an amount equal to the outstanding principal and interest due on the TALF loan. Thus, the combination of this asset segregation requirement and the pledge of TALF-eligible securities ensure that the Fund’s borrowing under the TALF program will, in effect, have asset coverage of at least 200%. Borrowing under the TALF program also may cause the Fund to incur costs, in addition to the interest due, including an administrative fee imposed by the New York Fed and certain other fees that may be charged by the Primary Dealers.

While not anticipated, should the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, each Fund may be required to pay such additional amounts from its other portfolio assets which could cause the Fund to sell other securities or investments at times when it might not otherwise choose to do so. In addition, in some instances, a Fund may be deemed to have earned income on the pledged collateral that must be paid out to shareholders under applicable Federal tax regulations without receiving cash sufficient to make such distributions. Each Fund has also agreed not to exercise or refrain from exercising any vote, consent or waiver rights under a TALF-eligible security without consent of the New York Fed.

With respect to the Fund’s investment policy relating to investments in illiquid securities, during those times, if any, when a TALF-eligible security subject to a loan is considered to be an “illiquid security,” the Fund will count as illiquid only the amount by which the fair value of such security exceeds the amount of the TALF loan.

Participation in the TALF program may expose a Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing. While the degree of leverage utilized by a Fund will vary depending upon categories of TALF-eligible securities and haircut amounts assigned from time to time under the TALF program, all TALF investments will be leveraged significantly, with the effect that fluctuations in the price of the underlying ABS or CMBS could result in high volatility in the value of the net investment and adversely effect the performance of the Fund. The use of leverage has the potential to magnify the gains or the losses on the Fund’s investments. Such risks may be minimized by the non-recourse nature of the TALF loans combined with the limitation on use of TALF-financed investments in each Fund described below.

If a Fund acquires CMBS or ABS in the secondary market it may also be exposed to the risks associated with bridge financing. Given the unique operational aspects of the TALF program, the Fund will be required to provide cash or engage bridge financing for the period between settlement and release of TALF loans by the New York Fed. Each Fund and Portfolio may utilize reverse repurchase agreements to provide bridge financing for the purpose of acquiring CMBS believed to be TALF-eligible. The use of financing by each Fund and Portfolio will not exceed the value of cash equivalents available to the Fund or Portfolio to settle its obligation under the reverse repurchase agreement. Each Fund is also at risk if the New York Fed chooses to reject, in whole or in part, its request for a TALF loan to finance a specific CMBS CUSIP. In those circumstances, each Fund will bear the risk that such security’s value will decrease, perhaps significantly.

As noted above, the New York Fed as lender generally has limited recourse against a Fund under the terms of each MLSA. Recourse is limited to the collateral securing each TALF loan except in the following circumstances: if a Fund is no longer an eligible borrower, is in breach of certain representations and warranties, fails to reimburse amounts paid to it in error or it fails to exercise its collateral surrender rights at the maturity of a TALF loan and the TALF loan is not repaid in full. In those instances, the New York Fed may seek recourse against a Fund and any guarantor without such recourse being limited to the value of the collateral in respect of the relevant TALF loan. Similar full recourse rights likely will exist for the Primary Dealers under analogous circumstances under the Customer Agreements.

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6.The following replaces “Borrowing” under “Characteristics and Risks of Investments” under “Investment Objectives & Principal Policies and Risks”:

Borrowing. Beginning December 14, 2009, each Fund and Portfolio may borrow under the TALF program (and any other similar non-recourse program) to increase investments (“leveraging”). The Fund and each Porfolio intends to limit its cumulative net investment (i.e., investment net of the TALF loans) in the TALF program to five percent of its total net assets as determined at the time of investment. Borrowings under the TALF program may exaggerate the effect on a Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. The non-recourse nature of the TALF loans combined with the limitation on the use of TALF-financed investments described above may limit some of the risks of leverage associated with borrowing under the TALF program.

Each Portfolio also may borrow not more than 5% of the value of its total assets to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Portfolio and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. A Portfolio may not purchase additional investment securities while outstanding temporary borrowings exceed 5% of the value of its total assets.

November 16, 2009

4206-11/09 COMBINCPS1

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EATON VANCE STRATEGIC INCOME FUND Supplement to Prospectus dated March 1, 2009

1. The following replaces the second paragraph under “Investment Objective and Principal Strategies” under “Fund Summary”:

The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt, mortgage-backed securities (“MBS”), corporate debt, other fixed-income securities (including taxable municipal securities) and commodities-related investments. Beginning December 14, 2009, the Fund may borrow under the Term Asset-Backed Loan Facility (“TALF”) program (and any other similar non-recourse loan program). The Fund engages in derivative transactions to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The portfolio manager also uses active management techniques such as securities lending, short sales and forward commitments. The Fund may invest up to 10% of its net assets in equity securities. The Fund will maintain an average credit rating of at least investment grade (BBB by Standard & Poor’s Ratings Group ("S&P") and Fitch Ratings ("Fitch") or Baa by Moody’s Investors Service, Inc. ("Moodys")). The Fund’s average credit rating will be the weighted-average of (i) the average credit ratings of the Portfolios in which it invests and (ii) the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called "junk bonds").

2. The following is added to “Principal Risk Factors” under “Fund Summary”:

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument.

Participation in the TALF program may expose the Fund to, among others, the risks associated with leverage, bridge financing and non-recourse financing.

3. The following replaces the second paragraph under “Investment Objective & Principal Policies and Risks”:

The Fund currently seeks its objective by primarily investing in one or more of the following Portfolios:

  Boston Income Portfolio;
  Build America Bond Portfolio;
  Emerging Markets Local Income Portfolio;
  Floating Rate Portfolio;
  Global Macro Portfolio
  Global Opportunities Portfolio;
  High Income Opportunities Portfolio;
  International Income Portfolio;
  Investment Grade Income Portfolio;
  Investment Portfolio; and
  Multi-Sector Portfolio.

4. The following replaces the paragraph entitled “Repurchase Agreements” in “Investment Objective & Principal Policies and Risks”:

The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell it at a specified date and price). In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. Except as stated in the next sentence, the terms of a repurchase agreement will provide that the value of the collateral received by the Fund underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily. The terms of a repurchase agreement entered into to facilitate a short sale may provide that the value of collateral received by the Fund is less than the repurchase price, subject to the requirements of the Investment Company Act of 1940, as amended. In such a case, the Fund will segregate liquid assets equal to the marked to market value of its obligation to the counterparty to the repurchase agreement.

5.The following are added to “Characteristics and Risks of Investments” under “Investment Objective & Principal Policies and Risks”:

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid.  Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received.  The Portfolio may invest in "principal only" strips of tax credit Build America Bonds, which entitle the holder to receive par value of the bonds if held to maturity.  The Portfolio does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The values of principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Portfolio may be required to sell securities to obtain cash needed for such income distributions.  The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Since enactment of the Act, approximately $47 billion in Build America Bonds have been issued by municipalities. Pursuant to the Act, the issuance of Build America Bonds will be discontinued on December 31, 2010. If the provisions of the Act relating to Build America Bonds are not extended beyond December 31, 2010, availability of such bonds may thereafter be limited, which may affect the market for the bonds and/or their liquidity.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Portfolio accrues income on these investments and is required to distribute that income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

Commodities-Related Investments. Commodities-related investments may be used to hedge a position in a commodity producing country or for non-hedging purposes, such as to gain exposure to a particular type of commodity or commodity market. Commodities related investments include (but are not limited to commodities contracts, commodity futures or options thereon (investments in contracts for the future purchase or sale of commodities); commodity exchange-traded funds (exchange-traded funds that track the price of a single commodity, such as gold or oil, or a basket of commodities); total return swaps based on a commodity index (permitting one party to receive/pay the total return on a commodity index against payment/receipt of an agreed upon spread/interest rate); commodity-linked notes (providing a return based on a formula referenced to a commodity index); commodity exchange-traded notes (non-interest paying debt instruments whose price fluctuates (by contractual commitment) with an underlying commodities index); sovereign issued oil warrants (a sovereign obligation the coupon on which is contingent on the price of oil); and any other commodities related investment permitted by law.

To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, 90% of the Fund’s income must be from certain qualified sources. Direct investment in many commodities investments generates income that is not from a qualified source for purposes of meeting this 90% test. Absent a revenue ruling or other guidance from the Internal Revenue Service (“IRS”), the Fund intends to seek a private letter ruling from the IRS that income (i) from commodity-linked notes or (ii) earned by the Fund (or allocated to the Fund from a Portfolio) from the ownership of one or more offshore subsidiaries that hold commodities or

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commodities-related investments is income from a qualified source for purposes of the 90% test. If the requested ruling is received, the Fund may then establish one or more wholly-owned offshore subsidiaries (expected to be organized in the Cayman Islands) through which it may conduct a significant portion of its commodities investing activities. All income or net capital gain allocated to the Fund from such a subsidiary would be treated as ordinary income to the Fund. The subsidiary would be advised by EVM, or an affiliate thereof, and would be managed in a manner consistent with the Fund’s investment objective. To the extent the Fund conducts its commodities-related investing through an offshore subsidiary, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be effected by developments in that jurisdiction.

Participation in the TALF Program. Beginning December 14, 2009, the Fund and Emerging Markets Local Income Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, International Income Portfolio, Investment Portfolio and Multi-Sector Portfolio may participate in the TALF program. The TALF is a loan facility administered by the Federal Reserve Bank of New York (the "New York Fed") in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset backed securities ("ABS") and CMBS, which include those backed by student loans, autos (loan, lease, motorcycle and auto dealer floorplan), credit cards (consumer and business), equipment loans, insurance premium finance loans, small business loans and CMBS, with potential expansion to include private-label residential mortgage-backed securities, collateralized loan and debt obligations and other types of assets deemed appropriate by the New York Fed.

TALF-eligible securities currently consist of U.S. dollar-denominated cash, ABS, qualifying CMBS issued after January 1, 2009 ("New Issuance CMBS") and qualifying CMBS issued before January 1, 2009 ("Legacy CMBS"). ABS and CMBS must conform to several criteria issued by the Federal Reserve Board to be eligible under the TALF program. In order for New Issuance CMBS and Legacy CMBS to qualify for TALF financing, the underlying mortgage loans must also meet certain criteria.

Under TALF, the New York Fed provides non-recourse funding to eligible borrowers through one or more loans (TALF loans) via primary dealers or a group of authorized banks ("Primary Dealers") as agents. Those Primary Dealers facilitate the lending of money to eligible borrowers (pursuant to a Master Loan and Security Agreement ("MLSA")), including U.S. organized pooled investment vehicles, such as hedge funds, private equity funds and registered investment companies. The loan process for ABS and New Issuance CMBS entails a borrower purchasing the securities and paying up-front a “haircut” amount (in general currently ranging from 5% to 16%) plus an administration fee (in general currently ten basis points for ABS and 20 basis points for CMBS), in exchange for the Primary Dealer depositing the security into an account held at The Bank of New York Mellon, with the balance of the payment coming from the New York Fed. In the case of Legacy CMBS, the loan process entails a borrower purchasing the CMBS for settlement during the eligible period for TALF subscriptions. Thereafter, the borrower submits a request for a TALF loan through the Primary Dealer on the declared subscription date. The New York Fed reviews all Legacy CMBS requests for acceptance or rejection.

The terms and conditions of the Fund’s participation in the TALF program will be governed by the TALF Standing Loan Facility Procedures and the MLSA. The MLSA will also include representations, warranties and covenants of the Fund and the Primary Dealer. The Fund will also be required to enter into Customer Agreements with its Primary Dealers that will contain additional representations, warranties, covenants and indemnities for the benefit of such Primary Dealer.

The TALF program is currently scheduled to terminate on March 31, 2010 for ABS and Legacy CMBS and on June 30, 2010 for New Issuance CMBS.

A borrowing by the Fund under the TALF Program is subject to similar risks associated with borrowings from banks as described in this prospectus. However, pursuant to a recent no-action letter issued by the Staff of the United States Securities and Exchange Commission, in lieu of complying with the 300% asset coverage requirements of Section 18 of the Investment Company Act of 1940, as amended, the Fund need only segregate, on its books or the books of its custodian, liquid assets in an amount equal to the outstanding principal and interest due on the TALF loan. Thus, the combination of this asset segregation requirement and the pledge of TALF-eligible securities ensure that the Fund’s borrowing under the TALF program will, in effect, have asset coverage of at least 200%. Borrowing under the TALF program also may cause the Fund to incur costs, in addition to the interest due, including an administrative fee imposed by the New York Fed and certain other fees that may be charged by the Primary Dealers.

While not anticipated, should the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, the Fund may be required to pay such additional amounts from its other portfolio assets which could cause the Fund to sell other securities or investments at times when it might not otherwise choose to do so. In addition, in some instances, the Fund may be deemed to have earned income on the pledged collateral that must be paid out to shareholders under applicable Federal tax regulations without receiving cash sufficient to make such distributions. The Fund has also agreed not to exercise or refrain from exercising any vote, consent or waiver rights under a TALF-eligible security without consent of the New York Fed.

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With respect to the Fund’s investment policy relating to investments in illiquid securities, during those times, if any, when a TALF-eligible security subject to a loan is considered to be an “illiquid security,” the Fund will count as illiquid only the amount by which the fair value of such security exceeds the amount of the TALF loan.

Participation in the TALF program may expose the Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing. While the degree of leverage utilized by the Fund will vary depending upon categories of TALF-eligible securities and haircut amounts assigned from time to time under the TALF program, all TALF investments will be leveraged significantly, with the effect that fluctuations in the price of the underlying ABS or CMBS could result in high volatility in the value of the net investment and adversely effect the performance of the Fund. The use of leverage has the potential to magnify the gains or the losses on the Fund’s investments. Such risks may be minimized by the non-recourse nature of the TALF loans combined with the limitation on use of TALF-financed investments in the Fund described below.

If the Fund acquires CMBS or ABS in the secondary market it may also be exposed to the risks associated with bridge financing. Given the unique operational aspects of the TALF program, the Fund will be required to provide cash or engage bridge financing for the period between settlement and release of TALF loans by the New York Fed. The Fund, Global Opportunities Portfolio and Global Macro Portfolio may utilize reverse repurchase agreements to provide bridge financing for the purpose of acquiring CMBS believed to be TALF-eligible. The use of financing by the Fund and each such Portfolio will not exceed the value of cash equivalents available to the Fund or Portfolio to settle its obligation under the reverse repurchase agreement. The Fund is also at risk if the New York Fed chooses to reject, in whole or in part, its request for a TALF loan to finance a specific CMBS CUSIP. In those circumstances, the Fund will bear the risk that such security’s value will decrease, perhaps significantly.

As noted above, the New York Fed as lender generally has limited recourse against the Fund under the terms of each MLSA. Recourse is limited to the collateral securing each TALF loan except in the following circumstances: if the Fund is no longer an eligible borrower, is in breach of certain representations and warranties, fails to reimburse amounts paid to it in error or it fails to exercise its collateral surrender rights at the maturity of a TALF loan and the TALF loan is not repaid in full. In those instances, the New York Fed may seek recourse against the Fund and any guarantor without such recourse being limited to the value of the collateral in respect of the relevant TALF loan. Similar full recourse rights likely will exist for the Primary Dealers under analogous circumstances under the Customer Agreements.

6.Effective December 1, 2009, the following replaces the second paragraph under “the Fund” under “Management and Organization”:

For the fiscal year ended October 31, 2008, the effective annualized rate of the investment advisory fees paid by the Fund (including its allocable portion of Portfolio advisory fees) was 0.56% of the Fund’s average daily net assets. The Fund is co-managed by Mark S. Venezia (since June 22, 2007) and Eric Stein (since December 1, 2009). Mr. Venezia co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years. Mr. Stein co-manages another Eaton Vance fund. He originally joined Eaton Vance in July 2002, and is currently a Vice President of Eaton Vance and BMR. Prior to re-joining Eaton Vance in July 2008, Mr. Stein attended business school in Chicago, Illinois.

7.The following replaces “Borrowing” under “Characteristics and Risks of Investments” under “Investment Objective & Principal Policies and Risks”: Borrowing. Beginning December 14, 2009, the Fund and Emerging Markets Local Income Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, International Income Portfolio, Investment Portfolio and Multi-Sector Portfolio may borrow under the TALF program (and any other similar non-recourse loan program) to increase investments (“leveraging”). The Fund and each such Portfolio intends to limit its cumulative net investment (i.e., investment net of the TALF loans) in the TALF program to five percent of the its total net assets as determined at the time of investment. Borrowings under the TALF program may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. The non-recourse nature of the TALF loans combined with the limitation on the use of TALF-financed investments described above may limit some of the risks of leverage associated with borrowing under the TALF program.

The Fund also may borrow not more than 5% of the value of its total assets to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund may not purchase additional investment securities while outstanding temporary borrowings exceed 5% of the value of its total assets. See Appendix A for information regarding borrowing by the Portfolios.

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8. The following are inserted after “Global Macro Portfolio.” in alphabetical order under “Management and Organization”:

Build America Bond Portfolio. Under Build America Bond Portfolio’s investment advisory agreement with the Portfolio, BMR receives an annual fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.600%
$1 billion but less than $2 billion	0.575%
$2 billion but less than $5 billion	0.550%
Over $5 billion	0.530%

The Portfolio had not had a full year of operations as of the date of this prospectus. Cynthia J. Clemson and Craig R. Brandon are the portfolio managers of the Portfolio (since commencement of operations). Ms. Clemson and Mr. Brandon are Vice Presidents of Eaton Vance, manage other Eaton Vance portfolios, and have been members of the Eaton Vance municipals team for more than five years.

Global Opportunities Portfolio. Under Global Opportunities Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee as follows:

Annual Advisory Fee Rate
Average Daily Net Assets	(for each level)
up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

The Portfolio had not had a full year of operations as of the date of this prospectus. Mark S. Venezia is the portfolio manager of the Portfolio (since commencement of operations). Mr. Venezia co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

Multi-Sector Portfolio. Under Multi-Sector Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.615% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual
Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

Jeffrey A. Rawlins and Dan R. Strelow are the Portfolio’s co-portfolio managers (since July 1, 2009). Messrs. Rawlins and Strelow, each a Vice President of Eaton Vance and BMR, are Co-Directors of the Customized Solutions Group of Eaton Vance and BMR. Prior to joining Eaton Vance in 2005, Mr. Rawlins had served as a Managing Director of the Fixed Income Group at State Street Research and Management since 1989. Prior to joining Eaton Vance in 2005, Mr. Strelow had served as a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management.

9. The following replaces the "Global Macro Portfolio, Emerging Markets Local Income Portfolio and International Income Portfolio (the "Global Portfolios")" paragraphs under “Portfolio Overview” in “Appendix A”:

Global Macro Portfolio, Global Opportunities Portfolio, Emerging Markets Local Income Portfolio and International Income Portfolio (the "Global Portfolios"). The investment objective of each Global Portfolio is total return. The Global Portfolios seek their objectives by investing in foreign and domestic securities and other instruments, including

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sovereign debt, mortgage-backed securities, corporate debt, other fixed-income securities and commodities related investments. Each Global Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Beginning December 14, 2009, each Global Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York, provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment. In the case of Global Macro Portfolio, normally not more than 25% of its assets are invested in securities or issuers in any one foreign country or denominated in any one currency other than the U.S. dollar or the Euro. Global Macro Portfolio, Global Opportunities Portfolio and International Income Portfolio normally invest in at least three different countries (one of which may be the United States in the case of Global Macro Portfolio and Global Opportunities Portfolio). Global Macro Portfolio, Global Opportunities Portfolio and International Income Portfolio typically and Emerging Markets Local Income Portfolio primarily invest in emerging market countries. The Global Portfolios may invest without limit in foreign currencies. Each Global Portfolio’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. Portfolios that invest in a relatively small number of issuers, regions or countries are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

In managing the Global Portfolios, the investment adviser adjusts investments and engages in active management techniques in an effort to take advantage of differences in securities, countries, currencies and credits based on its perception of various factors, including the most favorable markets, interest rates and issuers, the relative yield and appreciation potential of a particular country’s securities, and the relationship of a country’s currency to the U.S. dollar. This strategy requires the investment adviser to identify countries and currencies where a Global Portfolio’s investments will out-perform comparable investments in other countries and currencies and in many cases to predict changes in economies, markets, political conditions, and other factors. The success of this strategy will, of course, involve the risk that the investment adviser’s predictions may be untimely or incorrect.

Global Macro Portfolio invests primarily (over 50% of net assets) in high grade fixed income securities (being securities rated A or better by S&P, Moody’s or Fitch or deemed to be of comparable quality by the investment adviser) and may invest the balance of its assets in lower rated investments. Emerging Market Local Income Portfolio and International Portfolio may invest without limit in lower rated investments. Each Global Portfolio may invest in MBS. Each of Global Macro Portfolio and Global Opportunities Portfolio may also invest up to 10% and each of Emerging Market Local Income Portfolio and International Portfolio may invest up to 5% of net assets in equity securities.

Each Global Portfolio may engage in any or all of the types of derivative transactions listed in “Derivative Investments” under “Investment Objective & Principal Policies and Risks”. Each Global Portfolio may enter into forward commitments to purchase U.S. government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of total net assets. Such forward commitments may be entered into for purposes of investment leverage. Each Global Portfolio may enter into forward commitments to sell generic U.S. government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings. In addition, each Global Portfolio at times may enter into mortgage rolls.

10. The following paragraphs are added under “Portfolio Overview” in “Appendix A”:

Build America Bond Portfolio. Build America Bond Portfolio’s primary investment objective is current income and its secondary objective is capital appreciation. Under normal market circumstances, Build America Bond Portfolio invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid (“Build America Bonds”) (the “80% Policy”). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Issuance of Build America Bonds will cease on December 31, 2010 unless the relevant provisions of the Act are extended (“sunset provision”). In the event that the Build America Bonds program is not extended, the Fund currently anticipates that it likely would change its investment strategy to invest in taxable municipal securities.

Build America Bond Portfolio may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not quality for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). Build America Bond Portfolio primarily invests in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. Build America Bond Portfolio also may invest in lower rated (or lower-quality unrated) obligations. The Portfolio normally will invest primarily in obligations with a maturity of ten years or more at the time of investment. Build America Bond Portfolio may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and also may concentrate in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

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The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services.

Multi-Sector Portfolio. The Portfolio’s investment objective is total return (defined as income plus capital appreciation). The Portfolio may invest in a broad range of income securities, including (but not limited to) debt securities of all types, preferred stocks, corporate debt securities of U.S. and non-U.S. issuers (including convertible securities and corporate commercial paper), senior and subordinated debt, foreign securities (including sovereign debt), foreign currencies, repurchase agreements and reverse repurchase agreements, mortgage- and asset-backed securities, inflation-indexed bonds issued by governments and corporations, structured notes, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. The Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Beginning December 14, 2009, the Portfolio may participate in borrowing under the TALF program sponsored by the Federal Reserve Bank of New York provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment. The Portfolio may engage in derivative transactions, short sales and securities lending. Permitted derivative transactions include the purchase and sale of futures contracts on securities, indices or currencies, options on futures contracts, deliverable and non-deliverable forward currency exchange contracts, exchange-traded and over-the-counter options on securities, indices or currencies, interest rate, inflation, total return and credit default swaps, forward rate agreements, forward commitments, and credit-linked notes and similar structured products. Derivatives entered by the Portfolio may be traded in the U.S. and abroad. Under normal market conditions, the Portfolio’s investment in foreign securities will not exceed 25% of its net assets. The Portfolio may invest up to 10% of its net assets in equity securities. For purposes of the Portfolio’s industry concentration policy, commercial mortgage-backed securities will be categorized based on the underlying assets of the commercial mortgage-backed security (retail, office, warehouse, multi-family, defeased collateral etc.)

11. The following is added as the last sentence of the second paragraph under “Investment Grade Income Portfolio and Investment Portfolio (the “Investment Grade Portfolios”)” in “Appendix A”:

Beginning December 14, 2009, Investment Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Investment Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York, provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment.

November 16, 2009

4204-11/09 SIPS3

7

EATON VANCE DIVERSIFIED INCOME FUND Supplement to Prospectus dated July 1, 2009

1. The following replaces the second paragraph of “Investment Objective and Principal Strategies” under “Fund Summary”:

The Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called "junk bonds"). The Fund may invest in U.S. and foreign securities and other instruments, including sovereign debt (including debt issued by emerging market countries), high yield corporate bonds, floating-rate loans and mortgage-backed securities ("MBS"). The Fund engages in derivative transactions to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. Beginning December 14, 2009, the Fund may borrow under the Term Asset-Backed Loan Facility (“TALF”) program (and any other similar non-recourse loan program). The portfolio managers also use active management techniques such as securities lending, short sales, repurchase agreements, reverse repurchase agreements and forward commitments. The Fund may invest up to 15% of its net assets in other assets, including common stocks. Under normal market conditions, the Fund expects to maintain a target portfolio duration of 0 to 5 years.

2. The following is added to “Principal Risk Factors” under “Fund Summary”:

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument.

Participation in the TALF program may expose the Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing.

3. The following replaces the second paragraph under “Investment Objective & Principal Policies and Risks”:

The Fund currently seeks its objective by primarily investing in one or more of the following Portfolios:

  Boston Income Portfolio;
  Build America Bond Portfolio;
  Cash Management Portfolio;
  Emerging Markets Local Income Portfolio;
  Floating Rate Portfolio;
  Global Macro Portfolio;
  Government Obligations Portfolio;
  High Income Opportunities Portfolio;
  International Income Portfolio;
  Investment Grade Income Portfolio;
  Investment Portfolio;
  Large-Cap Core Research Portfolio; and
  Multi-Sector Portfolio.

4.The following are added to “Characteristics and Risks of Investments” under Investment Objective & Principal Policies and Risks”:

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid.  Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received.  The Portfolio may invest in "principal only" strips of tax credit Build America Bonds, which entitle the holder to receive par value of the bonds if held to maturity.  The Portfolio does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The values of principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Portfolio may be required to sell securities to obtain cash needed for such income distributions.  The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Since enactment of the Act, approximately $47 billion in Build America Bonds have been issued by municipalities. Pursuant to the Act, the issuance of Build America Bonds will be discontinued on December 31, 2010. If the provisions of the Act relating to Build America Bonds are not extended beyond December 31, 2010, availability of such bonds may thereafter be limited, which may affect the market for the bonds and/or their liquidity.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Portfolio accrues income on these investments and is required to distribute that income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

Commodities-Related Investments. Commodities-related investments may be used to hedge a position in a commodity producing country or for non-hedging purposes, such as to gain exposure to a particular type of commodity or commodity market. Commodities-related investments include (but are not limited to commodities contracts, commodity futures or options thereon (investments in contracts for the future purchase or sale of commodities); commodity exchange-traded funds (exchange-traded funds that track the price of a single commodity, such as gold or oil, or a basket of commodities); Total return swaps based on a commodity index (permitting one party to receive/pay the total return on a commodity index against payment/receipt of an agreed upon spread/interest rate); commodity-linked notes (providing a return based on a formula referenced to a commodity index); commodity exchange-traded notes (non-interest paying debt instruments whose price fluctuates (by contractual commitment) with an underlying commodities index); sovereign issued oil warrants (a sovereign obligation the coupon on which is contingent on the price of oil); and any other commodities related investment permitted by law.

To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, 90% of the Fund’s income must be from certain qualified sources. Direct investment in many commodities investments generates income that is not from a qualified source for purposes of meeting this 90% test. Absent a revenue ruling or other guidance from the Internal Revenue Service (“IRS”), the Fund intends to seek a private letter ruling from the IRS that income (i) from commodity-linked notes or (ii) earned by the Fund (or allocated to the Fund from a Portfolio) from the ownership of one or more offshore subsidiaries that hold commodities or commodities-related investments is income from a qualified source for purposes of the 90% test. If the requested ruling is received, the Fund may then establish one or more wholly-owned offshore subsidiaries (expected to be organized in the Cayman Islands) through which it may conduct a significant portion of its commodities investing activities. All income or net capital gain allocated to the Fund from such a subsidiary would be treated as ordinary income to the Fund. The subsidiary would be advised by EVM, or an affiliate thereof, and would be managed in a manner consistent with the Fund’s investment objective.

To the extent the Fund conducts its commodities-related investing through an offshore subsidiary, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be effected by developments in that jurisdiction.

Participation in the TALF Program. Beginning December 14, 2009, the Fund and Emerging Markets Local Income Portfolio, Global Macro Portfolio, International Income Portfolio, Investment Portfolio and Multi-Sector Portfolio may participate in the TALF program. The TALF is a loan facility administered by the Federal Reserve Bank of New York (the "New York Fed") in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”), which include those backed by student loans, autos (loan, lease, motorcycle and auto dealer floorplan), credit cards (consumer and business), equipment loans, insurance premium finance loans, small business loans and CMBS, with potential expansion to include private-label residential mortgage-backed securities, collateralized loan and debt obligations and other types of assets deemed appropriate by the New York Fed.

TALF-eligible securities currently consist of U.S. dollar-denominated cash, ABS, qualifying CMBS issued after January 1, 2009 (“New Issuance CMBS”) and qualifying CMBS issued before January 1, 2009 (“Legacy CMBS”). ABS and CMBS must conform to several criteria issued by the Federal Reserve Board to be eligible under the TALF program. In order for New Issuance CMBS and Legacy CMBS to qualify for TALF financing, the underlying mortgage loans must also meet certain criteria.

Under TALF, the New York Fed provides non-recourse funding to eligible borrowers through one or more loans (TALF loans) via primary dealers or a group of authorized banks (“Primary Dealers”) as agents. Those Primary Dealers facilitate the lending of money to eligible borrowers (pursuant to a Master Loan and Security Agreement ("MLSA")), including U.S. organized pooled investment vehicles, such as hedge funds, private equity funds and registered investment companies. The loan process for ABS and New Issuance CMBS entails a borrower purchasing the securities and paying up-front a “haircut” amount (in general currently ranging from 5% to 16%) plus an administration fee (in general currently ten basis points for ABS and 20 basis points for CMBS) in exchange for the Primary Dealer depositing the security into an account held at The Bank of New York Mellon, with the balance of the payment coming from the New York Fed. In the case of Legacy CMBS, the loan process entails a borrower purchasing the CMBS for settlement during the eligible period for TALF subscriptions. Thereafter, the borrower submits a request for a TALF loan through the Primary Dealer on the declared subscription date. The New York Fed reviews all Legacy CMBS requests for acceptance or rejection.

The terms and conditions of the Fund’s participation in the TALF program will be governed by the TALF Standing Loan Facility Procedures and the MLSA. The MLSA will also include representations, warranties and covenants of the Fund and the Primary Dealer. The Fund will also be required to enter into Customer Agreements with its Primary Dealers that will contain additional representations, warranties, covenants and indemnities for the benefit of such Primary Dealer.

The TALF program is currently scheduled to terminate on March 31, 2010 for ABS and Legacy CMBS and on June 30, 2010 for New Issuance CMBS.

A borrowing by the Fund under the TALF Program is subject to similar risks associated with borrowings from banks as described in this prospectus. However, pursuant to a recent no-action letter issued by the Staff of the United States Securities and Exchange Commission, in lieu of complying with the 300% asset coverage requirements of Section 18 of the Investment Company Act of 1940, as amended, the Fund need only segregate, on its books or the books of its custodian, liquid assets in an amount equal to the outstanding principal and interest due on the TALF loan. Thus, the combination of this asset segregation requirement and the pledge of TALF-eligible securities ensure that the Fund’s borrowing under the TALF program will, in effect, have asset coverage of at least 200%. Borrowing under the TALF program also may cause the Fund to incur costs, in addition to the interest due, including an administrative fee imposed by the New York Fed and certain other fees that may be charged by the Primary Dealers.

While not anticipated, should the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, the Fund may be required to pay such additional amounts from its other portfolio assets which could cause the Fund to sell other securities or investments at times when it might not otherwise choose to do so. In addition, in some instances, the Fund may be deemed to have earned income on the pledged collateral that must be paid out to shareholders under applicable Federal tax regulations without receiving cash sufficient to make such distributions. The Fund has also agreed not to exercise or refrain from exercising any vote, consent or waiver rights under a TALF-eligible security without consent of the New York Fed.

With respect to the Fund’s investment policy relating to investments in illiquid securities, during those times, if any, when a TALF-eligible security subject to a loan is considered to be an “illiquid security,” the Fund will count as illiquid only the amount by which the fair value of such security exceeds the amount of the TALF loan.

Participation in the TALF program may expose the Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing. While the degree of leverage utilized by the Fund will vary depending upon categories of TALF-eligible securities and haircut amounts assigned from time to time under the TALF program, all TALF investments will be leveraged significantly, with the effect that fluctuations in the price of the underlying ABS or CMBS could result in high volatility in the value of the net investment and adversely effect the performance of the Fund. The use of leverage has the potential to magnify the gains or the losses on the Fund’s investments. Such risks may be minimized by the non-recourse nature of the TALF loans combined with the limitation on use of TALF-financed investments in the Fund described below.

If the Fund acquires CMBS or ABS in the secondary market it may also be exposed to the risks associated with bridge financing. Given the unique operational aspects of the TALF program, the Fund will be required to provide cash or engage bridge financing for the period between settlement and release of TALF loans by the New York Fed. Global Macro Portfolio may utilize reverse repurchase agreements to provide bridge financing for the purpose of acquiring CMBS believed to be TALF-eligible. The use of financing by such Portfolio will not exceed the value of cash equivalents available to the Portfolio to settle its obligation under the reverse repurchase agreement. The Fund is also at risk if the New York Fed chooses to reject, in whole or in part, its request for a TALF loan to finance a specific CMBS CUSIP. In those circumstances, the Fund will bear the risk that such security’s value will decrease, perhaps significantly.

As noted above, the New York Fed as lender generally has limited recourse against the Fund under the terms of each MLSA. Recourse is limited to the collateral securing each TALF loan except in the following circumstances: if the Fund is no longer an eligible borrower, is in breach of certain representations and warranties, fails to reimburse amounts paid to it in error or it fails to exercise its collateral surrender rights at the maturity of a TALF loan and the TALF loan is not repaid in full. In those instances, the New York Fed may seek recourse against the Fund and any guarantor without such recourse being limited to the value of the collateral in respect of the relevant TALF loan. Similar full recourse rights likely will exist for the Primary Dealers under analogous circumstances under the Customer Agreements.

5. The following replaces “Borrowing” under “Characteristics and Risks of Investments” under “Investment Objective & Principal Policies and Risks”:

Borrowing. Beginning December 14, 2009, the Fund and Emerging Markets Local Income Portfolio, Global Macro Portfolio, International Income Portfolio, Investment Portfolio and Multi-Sector Portfolio may under the TALF program (and any other similar non-recourse loan program) to increase investments (“leveraging”). The Fund and each such Portfolio intends to limit its cumulative net investment (i.e., investment net of the TALF loans) in the TALF program to five percent of its total net assets as determined at the time of investment. Borrowings under the TALF program may exaggerate the effect on net asset value of any increase or decrees in the value of the securities purchase with the borrowings. The non-recourse nature of the TALF loans combined with the limitation on the use of TALF-financed investments described above may limit some of the risks of leverage associated with borrowing under the TALF program.

The Fund also may borrow not more than 5% of the value of its total assets to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund may not purchase additional investment securities while outstanding temporary borrowings exceed 5% of the value of its total assets. See Appendix A for information regarding borrowing by the Portfolios.

6. The following is inserted following “Boston Income Portfolio” under “Management and Organization”:

Build America Bond Portfolio. Under Build America Bond Portfolio’s investment advisory agreement with the Portfolio, BMR receives an annual fee for its services as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate
up to $1 billion	0.600%
$1 billion but less than $2 billion	0.575%
$2 billion but less than $5 billion	0.550%
$5 billion and over	0.530%

The Portfolio had not had a full year of operations as of the date of this prospectus. Cynthia J. Clemson and Craig R. Brandon are the portfolio managers of the Portfolio (since commencement of operations). Ms. Clemson and Mr. Brandon are Vice Presidents of Eaton Vance, manage other Eaton Vance portfolios, and have been members of the Eaton Vance municipals team for more than five years.

7. The following is inserted following “Investment Portfolio” under “Management and Organization”:

Large-Cap Core Research Portfolio. Under its investment advisory agreement with Large-Cap Core Research Portfolio, BMR receives a monthly advisory fee equal to 0.65% annually of the Portfolio’s average daily net assets up to $500 million and at reduced rates from $500 million and over.

The Portfolio had not had a full year of operations as of the date of this prospectus. Charles Gaffney is the portfolio manager of Large-Cap Core Research Portfolio (since it commenced operations) and is responsible for the day-to-day management of the Portfolio. He has supervised the equity research analysts responsible for selection of portfolio securities since 2007. Mr. Gaffney and the equity research analysts meet periodically to discuss investment policy and procedures and to provide investment research for the Portfolio. Mr. Gaffney is Director of Equity Research, manages other Eaton Vance portfolios, has been an analyst of Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR. As portfolio manager, Mr. Gaffney coordinates the allocation of Portfolio assets among the market sectors, using the weightings of the Standard & Poor’s 500 Index as a benchmark. The various equity research analysts are responsible for choosing the particular securities within their sectors or industries.

8. The following is inserted following “Boston Income Portfolio” under “Appendix A”:

Build America Bond Portfolio. The Portfolio’s primary investment objective is current income and its secondary objective is capital appreciation. Under normal market circumstances, the Portfolio invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid (“Build America Bonds”) (the “80% Policy”). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Issuance of Build America Bonds will cease on December 31, 2010 unless the relevant provisions of the Act are extended (“sunset provision”). In the event that the Build America Bonds program is not extended, the Fund currently anticipates that it likely would change its investment strategy to invest in taxable municipal securities.

The Portfolio may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not quality for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Portfolio primarily invests in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. The Portfolio also may invest in lower rated (or lower-quality unrated) obligations. The Portfolio normally will invest primarily in obligations with a maturity of ten years or more at the time of investment. The Portfolio may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and also may concentrate in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services.

9. The following is inserted after “Investment Grade Income Portfolio and Investment Portfolio (the “Investment Grade Portfolios”)” under “Appendix A”:

Large-Cap Core Research Portfolio. Large-Cap Core Research Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in stocks of large-cap companies. Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the Standard & Poor’s 500 Index (the “S&P 500"), a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock performance. The Portfolio generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned by the Portfolio will not mirror the S&P 500.

The portfolio securities of the Portfolio are selected by a team of investment research analysts in the investment adviser’s equity research group. Each analyst maintains responsibility for Portfolio investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P 500 as a benchmark. In selecting and managing the Portfolio’s securities portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis. Fundamental research involves consideration of the various company-specific and general business, economic and market factors that influence the future performance of individual companies and equity investments therein. Many of these considerations are subjective.

10. The following is added as the last sentence of the first paragraph of “Global Macro Portfolio, Emerging Markets Local Income Portfolio and International Income Portfolio (the “Global Portfolios”)” under “Appendix A”:

Each Global Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Beginning December 14, 2009, each Global Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York, provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment.

11. The following is added as the last sentence of the second paragraph of “Investment Grade Income Portfolio and Investment Portfolio (the “Investment Grade Portfolios”) under “Appendix A”: Investment Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Beginning December 14, 2009, Investment Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York, provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment.

12. The following is added as the last sentence of “Multi-Sector Portfolio” under “Appendix A”:

Multi-Sector Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). Beginning December 14, 2009, Multi-Sector Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York, provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment.

November 16, 2009

4202-11/09 DIINCPS1

EATON VANCE LOW DURATION FUND Supplement to Prospectus dated March 1, 2009

1. The following replaces the second paragraph under “Eaton Vance Low Duration Fund” in “Fund Summaries”:

The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its objective by investing its assets in one or more of the following registered investment companies (each, a “Portfolio”) managed by Eaton Vance or its affiliates: Floating Rate Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Portfolio.

2. The following is added as the fourth bullet point under “Eaton Vance Low Duration Fund” in “Fund Summaries”:

  Multi-Sector Portfolio may invest in a broad range of income securities, including (but not limited to) debt securities of all types, preferred stocks, corporate debt securities of U.S. and non-U.S. issuers (including convertible securities and corporate commercial paper), senior and subordinated debt, foreign securities (including sovereign debt), foreign currencies, repurchase agreements and reverse repurchase agreements, mortgage- and asset-backed securities, inflation-indexed bonds issued by governments and corporations, structured notes, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks.

3.The following is added as the last sentence of the fourth paragraph under “Eaton Vance Low Duration Fund” in “Fund Summaries”:

Beginning December 14, 2009, Investment Portfolio and Multi-Sector Portfolio may borrow under the Term Asset-Backed Securities Loan Facility (“TALF”) (and any other similar non-recourse loan program).

4. The following is added to “Principal Risk Factors” under “Fund Summaries”:

Participation in the TALF program indirectly through its investments in Investment Portfolio and Multi-Sector Portfolio may expose the Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing.

5. The following is added as the final paragraph under “The Portfolios” in “Investment Objectives & Principal Policies and Risks”:

Multi-Sector Portfolio. The Portfolio’s investment objective is total return (defined as income plus capital appreciation). The Portfolio may invest in a broad range of income securities, including (but not limited to) debt securities of all types, preferred stocks, corporate debt securities of U.S. and non-U.S. issuers (including convertible securities and corporate commercial paper), senior and subordinated debt, foreign securities (including sovereign debt), foreign currencies, repurchase agreements and reverse repurchase agreements, mortgage- and asset-backed securities, inflation-indexed bonds issued by governments and corporations, structured notes, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. The Portfolio may borrow under the TALF program (and any other similar non-recourse loan program). The Portfolio may participate in borrowings under the TALF program sponsored by the Federal Reserve Bank of New York, provided that not more than 5% of its total net assets is represented by its net investment in assets acquired with TALF financing at the time of investment. The Portfolio may engage in derivative transactions, short sales and securities lending. Permitted derivative transactions include the purchase and sale of futures contracts on securities, indices or currencies, options on futures contracts, deliverable and non-deliverable forward currency exchange contracts, exchange-traded and over-the-counter options on securities, indices or currencies, interest rate, inflation, total return and credit default swaps, forward rate agreements, forward commitments, and credit-linked notes and similar structured products. Derivatives entered by the Portfolio may be traded in the U.S. and abroad. Under normal market conditions, the Portfolio’s investment in foreign securities will not exceed 25% of its net assets. The Portfolio may invest up to 10% of its net assets in equity securities. For purposes of the Portfolio’s industry concentration policy, commercial mortgage-backed securities will be categorized based on the underlying assets of the commercial mortgage-backed security (retail, office, warehouse, multifamily, defeased collateral, etc.)

6. The following is added under “Additional Policies and Risks”:

Participation in the TALF Program. Beginning December 14, 2009, Investment Portfolio and Multi-Sector Portfolio may participate in the TALF program. The TALF is a loan facility administered by the Federal Reserve Bank of New York (the "New York Fed") in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset backed securities ("ABS") and CMBS, which include those backed by student loans, autos (loan, lease, motorcycle and auto dealer floorplan), credit cards (consumer and business), equipment loans, insurance premium finance loans, small business loans and CMBS, with potential expansion to include private-label residential mortgage-backed securities, collateralized loan and debt obligations and other types of assets deemed appropriate by the New York Fed.

TALF-eligible securities currently consist of U.S. dollar-denominated cash, ABS, qualifying CMBS issued after January 1, 2009 ("New Issuance CMBS") and qualifying CMBS issued before January 1, 2009 ("Legacy CMBS"). ABS and CMBS must conform to several criteria issued by the Federal Reserve Board to be eligible under the TALF program. In order for New Issuance CMBS and Legacy CMBS to qualify for TALF financing, the underlying mortgage loans must also meet certain criteria.

Under TALF, the New York Fed provides non-recourse funding to eligible borrowers through one or more loans (TALF loans) via primary dealers or a group of authorized banks ("Primary Dealers") as agents. Those Primary Dealers facilitate the lending of money to eligible borrowers (pursuant to a Master Loan and Security Agreement ("MLSA")), including U.S. organized pooled investment vehicles, such as hedge funds, private equity funds and registered investment companies. The loan process for ABS and New Issuance CMBS entails a borrower purchasing the securities and paying up-front a “haircut” amount (in general currently ranging from 5% to 16%) plus an administration fee (in general currently ten basis points for ABS and 20 basis points for CMBS), in exchange for the Primary Dealer depositing the security into an account held at The Bank of New York Mellon, with the balance of the payment coming from the New York Fed. In the case of Legacy CMBS, the loan process entails a borrower purchasing the CMBS for settlement during the eligible period for TALF subscriptions. Thereafter, the borrower submits a request for a TALF loan through the Primary Dealer on the declared subscription date. The New York Fed reviews all Legacy CMBS requests for acceptance or rejection.

The terms and conditions of a Portfolio’s participation in the TALF program will be governed by the TALF Standing Loan Facility Procedures and the MLSA. The MLSA will also include representations, warranties and covenants of the Portfolios and the Primary Dealers. A Portfolio will also be required to enter into Customer Agreements with its Primary Dealers that will contain additional representations, warranties, covenants and indemnities for the benefit of such Primary Dealer.

The TALF program is currently scheduled to terminate on March 31, 2010 for ABS and Legacy CMBS and on June 30, 2010 for New Issuance CMBS.

A borrowing by a Portfolio under the TALF Program is subject to similar risks associated with borrowings from banks as described in this prospectus. However, pursuant to a recent no-action letter issued by the Staff of the United States Securities and Exchange Commission, in lieu of complying with the 300% asset coverage requirements of Section 18 of the Investment Company Act of 1940, as amended, a Portfolio need only segregate, on its books or the books of its custodian, liquid assets in an amount equal to the outstanding principal and interest due on the TALF loan. Thus, the combination of this asset segregation requirement and the pledge of TALF-eligible securities ensure that a Portfolio’s borrowing under the TALF program will, in effect, have asset coverage of at least 200%. Borrowing under the TALF program also may cause a Portfolio to incur costs, in addition to the interest due, including an administrative fee imposed by the New York Fed and certain other fees that may be charged by the Primary Dealers.

While not anticipated, should the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, a Portfolio may be required to pay such additional amounts from its other portfolio assets which could cause a Portfolio to sell other securities or investments at times when it might not otherwise choose to do so. In addition, in some instances, a Portfolio may be deemed to have earned income on the pledged collateral that must be paid out to shareholders under applicable Federal tax regulations without receiving cash sufficient to make such distributions. Each Portfolio has also agreed not to exercise or refrain from exercising any vote, consent or waiver rights under a TALF-eligible security without consent of the New York Fed.

With respect to a Portfolio’s investment policy relating to investments in illiquid securities, during those times, if any, when a TALF-eligible security subject to a loan is considered to be an “illiquid security,” a Portfolio will count as illiquid only the amount by which the fair value of such security exceeds the amount of the TALF loan.

Participation in the TALF program may expose a Portfolio to, among others, the risks associated with leverage, bridge financing, and non-recourse financing. While the degree of leverage utilized by a Portfolio will vary depending upon categories of TALF-eligible securities and haircut amounts assigned from time to time under the TALF program, all TALF investments will be leveraged significantly, with the effect that fluctuations in the price of the underlying ABS or CMBS could result in high volatility in the value of the net investment and adversely effect the performance of a Portfolio. The use of leverage has the potential to magnify the gains or the losses on a Portfolio’s investments. Such risks may be minimized by the non-recourse nature of the TALF loans combined with the limitation on use of TALF-financed investments in the Portfolio described below.

If a Portfolio acquires CMBS or ABS in the secondary market it may also be exposed to the risks associated with bridge financing. Given the unique operational aspects of the TALF program, the Portfolio will be required to provide cash or engage bridge financing for the period between settlement and release of TALF loans by the New York Fed. The Fund is also at risk if the New York Fed

2

chooses to reject, in whole or in part, its request for a TALF loan to finance a specific CMBS CUSIP. In those circumstances, a Portfolio will bear the risk that such security’s value will decrease, perhaps significantly.

As noted above, the New York Fed as lender generally has limited recourse against a Portfolio under the terms of each MLSA. Recourse is limited to the collateral securing each TALF loan except the following circumstances: if a Portfolio is no longer an eligible borrower, is in breach of certain representations and warranties, fails to reimburse amounts paid to it in error or it fails to exercise its collateral surrender rights at the maturity of a TALF loan and the TALF loan is not repaid in full. In those instances, the New York Fed may seek recourse against a Portfolio and any guarantor without such recourse being limited to the value of the collateral in respect of the relevant TALF loan. Similar full recourse rights likely will exist for the Primary Dealers under analogous circumstances under the Customer Agreements.

7. The following is added as the second paragraph of “Borrowing” under “Additional Policies and Risks”:

Beginning December 14, 2009, Investment Portfolio and Multi-Sector Portfolio may borrow under the TALF program (and any other similar non-recourse debt program) to increase investments (“leveraging”). The Fund and each such Portfolio intends to limit its cumulative net investment (i.e., investment net of the TALF loans) in the TALF program to five percent of its total net assets as determined at the time of investment. Borrowings under the TALF program may exaggerate the effect on net asset value of any increase or decrees in the value of the securities purchase with the borrowings. The non-recourse nature of the TALF loans combined with the limitation on the use of TALF-financed investments described above may limit some of the risks of leverage associated with borrowing under the TALF program.

8. The following is inserted after “Low Duration Fund” under “Management and Organization”:

Multi-Sector Portfolio. Under Multi-Sector Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.615% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual
Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

The Portfolio had not had a full year of operations as of the date of this prospectus. Jeffrey A. Rawlins and Dan R. Strelow are the Portfolio’s co-portfolio managers (since July 1, 2009). Messrs. Rawlins and Strelow, each a Vice President of Eaton Vance and BMR, are Co-Directors of the Customized Solutions Group of Eaton Vance and BMR. Prior to joining Eaton Vance in 2005, Mr. Rawlins had served as a Managing Director of the Fixed Income Group at State Street Research and Management since 1989. Prior to joining Eaton Vance in 2005, Mr. Strelow had served as a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management.

November 16, 2009

4203-11/09 DGHLPS4

3

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND EATON VANCE INTERNATIONAL INCOME FUND Supplement to Statement of Additional Information dated March 1, 2009

4. The following replaces the Investment Restrictions of Emerging Markets Local Income Fund, Global Macro Absolute Return Fund and International Income Fund under “Investment Restrictions”:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law; or

(6)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

In addition, each Portfolio may:
(7)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

November 16, 2009

EATON VANCE STRATEGIC INCOME FUND Supplement to Statement of Additional Information dated March 1, 2009

1. The following replaces the first paragraph under “Investment Restrictions”:

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if such purchase, at the time thereof, would cause 25% or more of the Fund’s total assets (taken at market value) to be invested in the securities of issuers in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction;

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate; or

(6)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b)
entering into repurchase agreements, and (c) lending portfolio securities.
In addition, the Fund may:
(7)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

2. The following is added to “Investment Restrictions”:

The fundamental restrictions for Build America Bond Portfolio are stated below. The Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Purchase any securities or evidences of interest there on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;
(5)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(6)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or

(7)	Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In addition, the Portfolio has adopted the following Portfolio policy: The Portfolio may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

The fundamental restrictions for Multi-Sector Portfolio are stated below. The Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on“margin“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); the Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law;

(5)	Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than borrowings.

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

November 16, 2009

2

EATON VANCE DIVERSIFIED INCOME FUND Supplement to Statement of Additional Information dated July 1, 2009

1. The following replaces number (4) under “Investment Restrictions” for Eaton Vance Diversified Income Fund.

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); the Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

2. The following is added to “Investment Restrictions”:

The fundamental restrictions for Build America Bond Portfolio are stated below. The Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Purchase any securities or evidences of interest there on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;
(4)	Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;
(5)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(6)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or

(7)	Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In addition, the Portfolio has adopted the following Portfolio policy: The Portfolio may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

In connection with Restriction (5) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

The Portfolio will not invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Portfolio may invest more than 25% of its total assets in certain economic sectors. The Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of the Portfolio’s investment restrictions and diversification status, the determination of the “issuer” of any obligation will be made by the Portfolio’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

The fundamental restrictions for Large-Cap Core Research Portfolio are state below. The Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (including interests in real estate limited partnerships for Structured Emerging Markets Fund only) (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements, (c) lending portfolio securities and, for all Funds except Structured Emerging
Markets Fund, (d) lending cash consistent with applicable law;
(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Portfolio’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

3. The following replaces the Investment Restrictions of Emerging Markets Local Income Portfolio, Global Macro Absolute Return Portfolio and International Income Portfolio under “Investment Restrictions”:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law; or

(6)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

In addition, each Portfolio may:

(7)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

4. The following is added to “Investment Advisory Services” under “Investment Advisory and Administrative Services”:

Build America Bond Portfolio: For a description of the compensation that the Portfolio pays to the investment adviser, see the prospectus.

Large-Cap Core Research Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for the Portfolio is computed as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

November 16, 2009

EATON VANCE LOW DURATION FUND Supplement to Statement of Additional Information dated March 1, 2009

1. The following is added to "Investment Restrictions":

The fundamental restrictions for Multi-Sector Portfolio are stated below. The Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), the Portfolio may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

2. The following is added to "Investment Advisory Services" under "Investment Advisory and Administrative Services":

Multi-Sector Portfolio: For a description of the compensation that the Portfolio pays to the investment adviser, see the prospectus.

November 16, 2009